INCOME TAXES - Additional details (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
INCOME TAXES
Valuation allowance	$ 7,555,302	$ 6,418,441
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 7,555,303	$ 6,418,441